FINANCIAL ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current
Marketable securities	$ 265	$ 207
Restricted cash	376	68
Derivative contracts	223	75
Loans and notes receivable	22	11
Total current	886	361
Non-current
Marketable securities	1	1
Restricted cash	32	11
Derivative contracts	20	7
Loans and notes receivable	150	150
Other financial assets	280	254
Total non-current	483	423
Gains on disposals of marketable securities	0	$ 49
Westinghouse Electric Company
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 349